Debt Obligations - Level 2 (Notes)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt disclosure
Debt and Lease Obligations
Debt outstanding as of December 31, 2015 and 2014 is as follows:

	2015		2014
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
Senior Secured Credit Facilities:
ABL Facility	$—	$—	$—	$—
Secured Notes:
3.88% First Lien Notes due 2021 (includes $123 and $140 of unamortized debt discount at December 31, 2015 and 2014, respectively)	977	—	960	—
4.69% Second Lien Notes due 2022 (includes $38 and $47 of unamortized debt discount at December 31, 2015 and 2014, respectively)	192	—	203	—
8.875% First Lien Notes due 2020	—	—	—	—
10.00% Senior Secured Notes due 2020	—	—	—	—
9.00% Springing Lien Dollar Notes due 2021	—	—	—	—
9.50% Springing Lien Euro Notes due 2021	—	—	—	—
Other Borrowings:
China bank loans at 4.2% and 5.0% at December 31, 2015 and 2014, respectively	—	33	—	32
Other at 2.99% and 6.6% at December 31, 2015 and 2014, respectively	—	3	—	6
Total debt	$1,169	$36	$1,163	$38

ABL Facility
Upon consummation of the Plan by the Company on October 24, 2014, the Company exercised its option to convert the DIP ABL Facility into an exit asset-based revolving facility (the “ ABL Facility”). The ABL Facility has a five year term and a maximum availability of $270. The ABL Facility is also subject to a borrowing base that is based on a specified percentage of eligible accounts receivable and inventory and, in certain foreign jurisdictions, machinery and equipment.
The ABL Facility bears interest based on, at the Company’s option, (a) with respect to Tranche A Revolving Facility Commitments (as defined in the credit agreement governing the ABL Facility), an adjusted LIBOR rate plus an applicable margin of 2.00% or an alternate base rate plus an applicable margin of 1.00% and (b) with respect to Tranche B Revolving Facility Commitments (as defined in the credit agreement governing the ABL Facility), an adjusted LIBOR rate plus an applicable margin of 2.75% or an alternative base rate plus an applicable margin of 1.75%, in each case, subject to adjustment depending on usage. In addition to paying interest on outstanding principal under the ABL Facility, the Company will be required to pay a commitment fee to the lenders in respect of the unutilized commitments at an initial rate equal to 0.375% per annum, subject to adjustment depending on the usage. The ABL Facility does not have any financial maintenance covenants, other than a minimum fixed charge coverage ratio of 1.0 to 1.0 that only applies if availability is less than the greater of (a) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time and (b) $27. The fixed charge coverage ratio under the agreement governing the ABL Facility is defined as the ratio of (a) Adjusted EBITDA minus non-financed capital expenditures and cash taxes to (b) debt service plus cash interest expense plus certain restricted payments, each measured on a last twelve months basis.
The ABL Facility is secured by, among other things, first-priority liens on most of the inventory and accounts receivable and related assets of the Company, its domestic subsidiaries and certain of its foreign subsidiaries, and, in the case of certain foreign subsidiaries, machinery and equipment (the “ ABL Priority Collateral”), and second-priority liens on certain collateral that generally includes most of the Company’s, its domestic subsidiaries’ and certain of its foreign subsidiaries’ assets other than ABL Priority Collateral (the “DIP Term Loan Priority Collateral”), in each case subject to certain exceptions and permitted liens.
As of December 31, 2015, the Company had no outstanding borrowings under the ABL Facility. Outstanding letters of credit under the ABL Facility at December 31, 2015 were $53, leaving an unused borrowing capacity of $217 (without triggering the financial maintenance covenant under the ABL Facility).
Debtor-in-Possession Financing
DIP ABL Facility and DIP Term Loan Facility
In April 2014, in connection with the Bankruptcy Filing, Old MPM Holdings, the Company and certain of its subsidiaries entered into the DIP ABL Facility and the DIP Term Loan Facility. The DIP ABL Facility amended and restated the Company’s previous ABL Facility described below. During 2014, the Company borrowed $300 under the DIP Term Loan Facility, the proceeds of which were used in part to repay the outstanding balance under the Old ABL Facility.

The DIP ABL Facility and the DIP Term Loan Facility were terminated upon consummation of the Plan by the Company on October 24, 2014, at which time the Company exercised its option to convert the DIP ABL Facility into the ABL Facility described above and all amounts outstanding under the DIP Term Loan Facility as of such date were repaid in full.

Prior Senior Secured Credit Facilities
Old ABL Facility and Cash Flow Facility
In April 2013, the Company entered into two senior secured revolving credit facilities: a $270 asset-based revolving loan facility with a syndicate of lenders (the “Old ABL Facility”), and a $75 revolving credit facility with an affiliate of GE, which supplemented the ABL Facility (the “Cash Flow Facility”).
In connection with the Bankruptcy Filing, the Debtors entered into the DIP ABL Facility, which amended and restated the Company’s Old ABL Facility. Upon consummation of the Plan by the Company on October 24, 2014, the Company exercised its option to convert the DIP ABL Facility into the ABL Facility described above and all amounts outstanding under the DIP Term Loan Facility as of such date were repaid in full.
Also in connection with the consummation of the Plan, on October 24, 2014, the Company repaid in full all outstanding amounts under the Cash Flow Facility. Upon making these payments, the Company’s obligations under the Cash Flow Facility were satisfied in full and the Cash Flow Facility was immediately terminated.
Secured Notes
First Lien Notes and Old First Lien Notes
In October 2012, MPM Escrow LLC and MPM Finance Escrow Corp. (the “Escrow Issuers”), wholly owned special purpose subsidiaries of the Company, issued $1,100 principal amount of 8.875% First-Priority Senior Secured Notes due 2020 (the “Old First Lien Notes”) in a private offering. A portion of the proceeds from the sale of Old First Lien Notes were used to repurchase the Company’s outstanding $200 aggregate principal amount of 12½% Second-Lien Senior Secured Notes due 2014, which were redeemed at a redemption price equal to 103.125% plus accrued and unpaid interest to the redemption date.
Upon consummation of the Plan, on October 24, 2014, the Company issued $1,100 aggregate principal amount of 3.88% First Lien Notes due 2022 (the “First Lien Notes”). The First Lien Notes were issued as replacement in connection with the Plan and the Company’s emergence from Chapter 11.
The First Lien Notes are fully and unconditionally guaranteed on a senior secured basis by each of the Company’s existing U.S. subsidiaries that is a guarantor under the Company’s ABL Facility and the Company’s future U.S. subsidiaries (other than receivables subsidiaries and U.S. subsidiaries of foreign subsidiaries) that guarantee any debt of the Company or any of the guarantor subsidiaries of the Company under the related indenture (the “Note Guarantors”). Pursuant to customary release provisions in the indenture governing the First Lien Notes, the Note Guarantors may be released from their guarantee of the First Lien Notes (the “First Lien Note Guarantees”). The First Lien Notes are not guaranteed by MPM Intermediate Holdings Inc.
The First Lien Notes and First Lien Note Guarantees are senior indebtedness of the Company and the Note Guarantors, respectively, and rank equal in right of payment with all existing and future senior indebtedness of the Company and the Note Guarantors, respectively; senior in right of payment to all existing and future subordinated indebtedness of the Company and the Note Guarantors and guarantees thereof; and structurally subordinated to all existing and future indebtedness and other liabilities of any of the Company’s subsidiaries that do not guarantee the First Lien Notes.
The First Lien Notes and First Lien Note Guarantees have the benefit of first-priority liens on the collateral of the Company and the Note Guarantors other than the ABL Priority Collateral, with respect to which the First Lien Notes and First Lien Note Guarantees have the benefit of second-priority liens. Consequently, the First Lien Notes rank effectively junior in priority to the Company’s obligations under the ABL Facility to the extent of the value of the ABL Priority Collateral; equal with holders of other obligations secured pari passu with the First Lien Notes including other first priority obligations (to the extent of the value of such collateral); effectively senior to any junior priority obligations (to the extent of the value of such collateral) including the Second Lien Notes (further described below) and the Company’s obligations under the ABL Facility to the extent of the value of the collateral that is not ABL Priority Collateral; and effectively senior to any senior unsecured obligations (to the extent of the value of such collateral).
Interest on the First Lien Notes is payable at 3.88% per annum, semiannually to holders of record at the close of business on April 1st or October 1st immediately preceding the interest payment date on April 15th and October 15th of each year, commencing on April 15, 2015. The Company may redeem some or all of the First Lien Notes at any time at a redemption price of 100% of the principal amount plus accrued and unpaid interest.
The First Lien Notes were recorded at their estimated fair value on the Effective Date, which was determined based on a market approach utilizing current market yields.
Senior Secured Notes and Second Lien Notes

In May 2012, the Company issued $250 in aggregate principal amount of 10% Senior Secured Notes due October 2020 (the “Senior Secured Notes”) at an issue price of 100%. The Company used the net proceeds to repay $240 in aggregate principal amount of existing term loans maturing May 2015 under the Company’s prior senior secured credit facilities. The Company recognized a loss of $6 on this extinguishment of debt, which is included in “Loss on extinguishment and exchange of debt” in the Consolidated Statements of Operations.
Upon consummation of the Plan, on October 24, 2014, the Company issued $250 aggregate principal amount of 4.69% Second Lien Notes due 2022 (the “Second Lien Notes”). The Second Lien Notes were issued as replacement for the Senior Secured Notes in connection with the Plan and the Company’s emergence from Chapter 11.
The Second Lien Notes are fully and unconditionally guaranteed on a senior secured basis by each of the Company’s existing U.S. subsidiaries that is a guarantor under the Company’s ABL Facility and the Company’s future U.S. subsidiaries (other than receivables subsidiaries and U.S. subsidiaries of foreign subsidiaries) that guarantee any debt of the Company or any Note Guarantor. Pursuant to customary release provisions in the indenture governing the Second Lien Notes, the Note Guarantors may be released from their guarantee of the Second Lien Notes (the “Second Lien Note Guarantees”). The Second Lien Notes are not guaranteed by MPM Intermediate Holdings Inc.

The Second Lien Notes and Second Lien Note Guarantees are senior indebtedness of the Company and the Note Guarantors, respectively, and rank equal in right of payment with all existing and future senior indebtedness of the Company and the Note Guarantors, respectively; senior in right of payment to all existing and future subordinated indebtedness of the Company and the Note Guarantors and guarantees thereof; and structurally subordinated to all existing and future indebtedness and other liabilities of any of the Company’s subsidiaries that do not guarantee the Second Lien Notes.

The Second Lien Notes and Second Lien Note Guarantees have the benefit of second-priority liens on the collateral of the Company and the Note Guarantors. Consequently, the Second Lien Notes rank effectively junior in priority to the Company’s obligations under the ABL Facility, the First Lien Notes and other first priority obligations (to the extent of the value of such collateral); equal with holders of other obligations secured pari passu with the Second Lien Notes (to the extent of the value of such collateral); effectively senior to any junior priority obligations (to the extent of the value of such collateral); and effectively senior to any senior unsecured obligations (to the extent of the value of such collateral).
Interest on the Second Lien Notes is payable at 4.69% per annum, semiannually to holders of record at the close of business on April 1st or October 1st immediately preceding the interest payment date on April 15th and October 15th of each year, commencing on April 15, 2015. The Company may redeem some or all of the Second Lien Notes at any time at a redemption price of 100% of the principal amount plus accrued and unpaid interest.
The Second Lien Notes were recorded at their estimated fair value on the Effective Date, which was determined based on a market approach utilizing current market yields.
In December 2015 the Company initiated a debt buyback program and repurchased $19 of an aggregate principal amount of the Second Lien Notes for $10 with cash generated in the quarter. The Company recorded a gain of $7 net of associated discount on these notes, as a result of paying down this debt at less than its aggregate principal amount. All repurchased notes were canceled reducing the aggregate principal amount of Second Lien Notes outstanding from $250 to $231.
At December 31, 2015, the weighted average interest rate of the Company’s long term debt was 4.58%.
Springing Lien Notes
In November 2010, the Company issued approximately $848 U.S. dollar equivalent principal amount of USD 9.0% Second-Priority Springing Lien Notes due 2021 (the “Springing Lien Dollar Notes”) and EUR 9.5% Second-Priority Springing Lien Notes due 2021 (the “Springing Lien Euro Notes” and, together with the Springing Lien Dollar Notes, the “Springing Lien Notes”) in a private offering (the “Springing Lien Note Offering”).
In connection with the consummation of the Plan, the Company’s Springing Lien Dollar Notes and Springing Lien Euro Notes were converted into the new equity of the Successor Company (resulting in the issuance of 11,791,126 shares of New Common Stock), subject to dilution by the management incentive plan and the Rights Offering Stock. Additionally, holders of the Springing Lien Notes were given subscription rights in the Rights Offerings (resulting in the issuance of 36,197,874 shares of New Common Stock (including shares issued in connection with the Backstop Commitment)).
Senior Subordinated Notes

The Senior Subordinated Notes were unsecured senior subordinated obligations of the Company. In connection with the consummation of the Plan, the Company’s Senior Subordinated Notes were canceled on account of the subordination provisions set forth in the indenture to the Senior Subordinated Notes.

General
The indentures governing the First Lien Notes and the Second Lien Notes contain covenants that, among other things, limit the Company’s ability and the ability of certain of the Company’s subsidiaries to (i) incur or guarantee additional indebtedness or issue preferred stock; (ii) grant liens on assets; (iii) pay dividends or make distributions to the Company’s stockholders; (iv) repurchase or redeem capital stock or subordinated indebtedness; (v) make investments or acquisitions; (vi) enter into sale/leaseback transactions; (vii) incur restrictions on the ability of the Company’s subsidiaries to pay dividends or to make other payments to the Company; (viii) enter into transactions with the Company’s affiliates; (ix) merge or consolidate with other companies or transfer all or substantially all of the Company’s assets; and (x) transfer or sell assets.

As of December 31, 2015, the Company was in compliance with all the covenants included in the agreements governing its outstanding indebtedness.

Scheduled Maturities
Aggregate maturities of debt and minimum rentals under operating leases at December 31, 2015 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases
2016	$36	$15
2017	—	11
2018	—	7
2019	—	6
2020	—	5
2021 and thereafter	1,331	15
Total	$1,367	$59

The Company’s operating leases consist primarily of vehicles, equipment, land and buildings. Rental expense under operating leases amounted to $13, $4, $16, and $15 for the successor year ended December 31, 2015, successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the year ended December 31, 2013, respectively.